Loans, financing and debentures	3 Months Ended
Mar. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Disclosure of borrowings [text block]
18 LOANS, FINANCING AND DEBENTURES
18.1 Breakdown by type

				Current		Non-current			Total
Type	Currency	Interest rate	Average annual interest rate - %	03/31/2025	12/31/2024	03/31/2025	12/31/2024	03/31/2025	12/31/2024
In foreign currency
Bonds	USD	Fixed	5.0%	368,085	3,229,641	45,691,405	49,166,804	46,059,490	52,396,445
Panda Bonds	CNY	Fixed	2.8%	9,581		948,655		958,236
Export credits (“export prepayments”)	USD	SOFR/Fixed	5.4%	2,153,304	6,236,806	16,983,690	16,283,736	19,136,994	22,520,542
Assets financing	USD	SOFR	3.3%	6,479	137,300	713,766	298,252	720,245	435,552
ECA - Export Credit Agency	USD	SOFR	5.8%	108,292	7,297	269,563	769,702	377,855	776,999
IFC - International Finance Corporation (1)	USD	SOFR	5.6%	(3,046)	(12,051)	5,398,827	5,858,208	5,395,781	5,846,157
Others				7,910	4,210	4,226	4,455	12,136	8,665
				2,650,605	9,607,427	70,010,132	73,397,488	72,660,737	83,004,915
In local currency
BNDES	BRL	UMBNDES	6.8%	417		157,555		157,972
BNDES	BRL	TJLP	8.7%	98,893	100,556	76,811	101,587	175,704	202,143
BNDES	BRL	TLP	14.5%	99,780	94,903	4,665,467	4,607,102	4,765,247	4,702,005
BNDES	BRL	SELIC	17.4%	251,304	243,223	663,562	704,825	914,866	948,048
BNDES	BRL	TR	2.2%	1,110		68,998		70,108
Assets financing	BRL	CDI	17.0%	18,514	18,427	52,307	56,956	70,821	75,383
NCE (“Export credit notes”)	BRL	CDI	17.6%	3,486	3,027	100,000	100,000	103,486	103,027
NCR (“Rural producer certificates”)	BRL	CDI	14.8%	39,854	312,652	2,000,000	2,000,000	2,039,854	2,312,652
Debentures	BRL	CDI/IPCA	15.2%	264,647	120,931	9,819,129	9,738,616	10,083,776	9,859,547
				778,005	893,960	17,603,829	17,536,656	18,381,834	18,430,616
				3,428,610	10,501,387	87,613,961	90,934,144	91,042,571	101,435,531

Interest on financing				911,672	1,541,312			911,672	1,541,312
Non-current funding				2,516,938	8,960,075	87,613,961	90,934,144	90,130,899	99,894,219
				3,428,610	10,501,387	87,613,961	90,934,144	91,042,571	101,435,531
(1) The balances shown as negative correspond to fundraising costs
18.2 Breakdown by maturity - non-current

	2026	2027	2028	2029	2030	2031 onwards	Total
In foreign currency
Bonds	2,968,093	4,011,716	2,852,225	10,018,435	5,660,739	20,180,197	45,691,405
Panda Bonds (1)		948,655					948,655
Export credits (“export prepayments”)	1,224,473	3,594,061	3,583,133	4,807,933	3,062,507	711,583	16,983,690
Assets financing	83,169	111,553	68,475	6,366			269,563
ECA - Export Credit Agency (1)						713,766	713,766
IFC - International Finance Corporation (1)		290,300	1,477,021	2,400,463	1,231,043		5,398,827
	4,275,735	8,956,285	7,980,854	17,233,197	9,954,289	21,605,546	70,005,906
In local currency
BNDES – TJLP	65,250	3,651	3,651	3,651	608		76,811
BNDES – TLP	80,906	161,927	159,092	144,920	372,599	3,746,023	4,665,467
BNDES – SELIC	198,744	35,645	35,645	35,645	35,645	322,238	663,562
BNDES – TR	3,161	4,734	4,734	4,734	4,734	46,901	68,998
BNDES - UMBNDES	4,258	8,516	8,516	8,516	8,516	119,233	157,555
Assets financing	14,092	19,114	19,034	67			52,307
NCE (“Export credit notes”)		25,000	25,000	25,000	25,000		100,000
NCR (“Rural producer certificates”)					2,000,000		2,000,000
Debentures (1)			749,193		540,490	8,529,446	9,819,129
	366,411	258,587	1,004,865	222,533	2,987,592	12,763,841	17,603,829
	4,642,146	9,214,872	8,985,719	17,455,730	12,941,881	34,369,387	87,609,735
(1) The balances shown as negative correspond to fundraising costs, which are amortized on a straight-line basis.
18.3 Roll-forward of loans, financing and debentures

	03/31/2025	12/31/2024
Opening balance	101,435,531	77,172,692
Fundraising, net of issuance costs	7,055,244	15,692,905
Interest accrued	1,412,878	5,413,707
Monetary and exchange rate variation, net	(5,702,984)	17,728,324
Settlement of principal	(11,175,521)	(9,410,807)
Settlement of interest	(2,014,500)	(5,241,389)
Amortization of fundraising costs	31,923	80,099
Closing balance	91,042,571	101,435,531
18.4 Fundraising costs
The fundraising costs are amortized based on the terms of agreements and the effective interest rate.

			Balance to be amortized
Type	Cost	Amortization	03/31/2025	12/31/2024
Bonds	434,970	286,460	148,510	168,450

Export credits (“export prepayments”)	273,989	181,400	92,589	63,080
Debentures	159,675	35,813	123,862	125,663
BNDES	81,730	56,686	25,044	25,777
IFC - International Finance Corporation	81,956	12,533	69,423	78,719
Others	20,912	14,884	6,028	6,799
	1,053,232	587,776	465,456	468,488
18.5 Guarantees
Some loan and financing agreements have guarantees clauses, in which the financed equipment or other property, plant and equipment is offered as collateral by the Company, as disclosed in Note 15.1.
The Company does not have contracts with restrictive financial clauses (financial covenants) which must be complied with.
18.6 Relevant transactions entered into during the period
18.6.1 Export Prepayment
On March 10, 2025, the Company raised, with several banks (a syndicated operation), an export prepayment ("PPE"), in the amount of US$1,200,000 (equivalent to R$6,951,600), at a floating rate based on the 3-month SOFR Term +1.45% p.a, maturing in March 2031.
18.6.2 Advance of exchange contract (“ACC”)
On January 22, 2025, the Company raised an Advance on Foreign Exchange Contract ("ACC") from Itaú Unibanco in the amount of US$10,000 (equivalent to R$59,175), indexed at a fixed rate of 6.43% p.a, maturing on January 19, 2026.
On March 5, 2025, the Company raised an ACC from Banco do Brasil in the amount of US$10,000 (equivalent to R$57,950), indexed at a fixed rate of 5.8% p.a, maturing on March 2, 2026.
18.7 Significant transactions settled during the period
On March 10, 2025, the Company made an early partial settlement of an export prepayment with various banks (syndicated operation), totaling US$1,486,064 (equivalent to R$8,608,769, including principal and interest). The residual amount of the operation maintained its original maturity in March 2027 with a floating rate of SOFR + 1.4% p.a.
On January 14, 2025, the Company settled, as due, a bond with a 4.00% p.a cost, a market-based operation, in the amount of US$346,445 (equivalent to R$2,101,917, including principal and interest).
On March 24, 2025, the Company settled a Rural Producer Note (CPR) with Banco Safra, in the amount of R$221,942 (including principal and interest). The maturity of the CPR was in March 2025, with an interest rate of 100.00% of the CDI p.a.